Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 9,591,294	$ 8,030,082	$ 32,175,015	$ 33,877,359	$ 45,546,791	$ 37,266,367
Costs and Expenses
Selling expenses	6,874,581	6,054,757	24,029,532	26,333,156	36,274,752	26,109,221
General and administrative expenses	5,808,768	5,075,300	15,589,410	13,975,455	18,817,959	13,789,391
Impairment of indefinite lived assets and goodwill					17,350,628	4,900,000
Total Costs and Expenses	12,683,349	11,130,057	40,824,631	40,308,611	72,443,339	44,798,612
Loss from Operations	(3,092,055)	(3,099,975)	(8,649,616)	(6,431,252)	(26,896,548)	(7,532,245)
Other (Expenses) Income
Interest expense, net	(9,104)	(4,705)	(22,641)	(14,748)	(20,985)	(328,663)
Amortization of debt discount				(12,833)	(12,833)	(818,182)
Change in fair value of contingent purchase consideration	(482,059)	(569,076)	(1,397,833)	(569,076)	11,857,558
Other income	21,931	74,327	90,783	444,689	227,788	165,375
Other expense	(45,528)	(384)	(56,539)	(28,522)	(49,967)	(86,933)
Loss on extinguishment of convertible debt						(719,390)
(Loss) gain on marketable securities	(49,250)	(200,000)	43,250	(292,500)	(460,000)	290,000
Total Other Income (Expenses)	(564,010)	(699,838)	(1,342,980)	(472,990)	11,541,561	(1,497,793)
Loss Before income taxes	(3,656,065)	(3,799,813)	(9,992,596)	(6,904,242)	(15,354,987)	(9,030,038)
Income tax benefit (provision)	(167,574)	284,636	(200,518)	8,136	290,476	(906,644)
Net Loss	(3,823,639)	(3,515,177)	(10,193,114)	(6,896,106)	(15,064,511)	(9,936,682)
Other Comprehensive Loss
Foreign currency translation adjustment	(367,765)	(154,572)	(877,996)	(413,917)	(519,031)	444,665
Comprehensive Loss	$ (4,191,404)	$ (3,669,749)	$ (11,071,110)	$ (7,310,023)	$ (15,583,542)	$ (9,492,017)
Loss per common share - basic and diluted	$ (0.14)	$ (0.15)	$ (0.41)	$ (0.33)	$ (0.67)	$ (0.71)
Weighted average number of common shares outstanding - basic and diluted	26,942,389	23,080,193	24,871,319	22,205,785	22,500,716	14,047,725